ORGANIZATION AND NATURE OF OPERATIONS (Schedule of Subsidiaries) (Details)	6 Months Ended
	Jun. 30, 2017
JinkoSolar WWG Investment Co., Ltd (“WWG Investment”) [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 08, 2014
Percentage of Ownership	100.00%
Canton Best Limited ("Canton Best BVI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 16, 2013
Percentage of Ownership	100.00%
JinkoSolar Household PV System Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jan. 12, 2015
Percentage of Ownership	100.00%
JinkoSolar Technology Limited ("Paker") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 10, 2006	[1]
Percentage of Ownership	100.00%	[1]
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 13, 2006
Percentage of Ownership	100.00%
Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 30, 2009
Percentage of Ownership	100.00%
Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 24, 2009
Percentage of Ownership	100.00%
JinkoSolar GmbH ("Jinko GmbH") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 01, 2010
Percentage of Ownership	100.00%
Zhejiang Jinko Trading Co., Ltd. ("Zhejiang Trading") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 13, 2010
Percentage of Ownership	100.00%
Xinjiang Jinko Solar Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 30, 2016
Percentage of Ownership	100.00%
Yuhuan Jinko Solar Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 29, 2016
Percentage of Ownership	100.00%
JinkoSolar (U.S.) Inc. ("Jinko US") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 19, 2010
Percentage of Ownership	100.00%
Jiangxi Photovoltaic Materials Co., Ltd. ("Jiangxi Materials") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 01, 2010
Percentage of Ownership	100.00%
JinkoSolar (Switzerland) AG ("Jinko Switzerland") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 03, 2011
Percentage of Ownership	100.00%
JinkoSolar (US) Holdings Inc. ("Jinko US Holding") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 07, 2011
Percentage of Ownership	100.00%
JinkoSolar Italy S.R.L. ("Jinko Italy") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 08, 2011
Percentage of Ownership	100.00%
JinkoSolar SAS ("Jinko France") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 12, 2011
Percentage of Ownership	100.00%
Jinko Solar Canada Co., Ltd ("Jinko Canada") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 18, 2011
Percentage of Ownership	100.00%
Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 07, 2011
Percentage of Ownership	100.00%
Jinko Solar Pty Ltd. ("JinkoSolar South Africa") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 13, 2012
Percentage of Ownership	100.00%
Jinko Solar Japan K.K. ("JinkoSolar Japan") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 21, 2012
Percentage of Ownership	100.00%
Wide Wealth Group Holding Limited(“Wide Wealth Hong Kong”) [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 11, 2012	[2]
Percentage of Ownership	100.00%	[2]
JinkoSolar Power Engineering Group Limited ("JinkoSolar Power") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 12, 2013
Percentage of Ownership	100.00%
JinkoSolar Comercio do Brazil Ltda ("JinkoSolar Brazil") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jan. 14, 2014
Percentage of Ownership	100.00%
Projinko Solar Portugal Unipessoal LDA. ("JinkoSolar Portugal") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 20, 2014
Percentage of Ownership	100.00%
JinkoSolar Mexico S.DE R.L. DE C.V. ("JinkoSolar Mexico") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 25, 2014
Percentage of Ownership	100.00%
Shanghai Jinko Financial Information Service Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 07, 2014
Percentage of Ownership	100.00%
Jinko Solar Technology SDN.BHD. ("JinkoSolar Malaysia") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jan. 21, 2015
Percentage of Ownership	100.00%
Jinko Power International (Hongkong) Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 10, 2015
Percentage of Ownership	100.00%
JinkoSolar International Development Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 28, 2015	[3]
Percentage of Ownership	100.00%	[3]
Jinko Huineng Technology Services Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 14, 2015
Percentage of Ownership	100.00%
JinkoSolar Enerji Teknolojileri Anonlm Sirketi [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 13, 2017
Percentage of Ownership	100.00%
Jinko Solar Sweihan HK Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Oct. 04, 2016
Percentage of Ownership	100.00%
Jinko Solar Shanghai Managemet Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 25, 2012
Percentage of Ownership	100.00%
JinkoSolar Trading Privated Limted [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 06, 2017
Percentage of Ownership	100.00%
JinkoSolar Middle East DMCC [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 06, 2016
Percentage of Ownership	100.00%

[1]	In the fourth quarter of 2016, Paker disposed Zhejiang Jinko Financial Leasing Co., Ltd (“Zhejiang Leasing”) with the consideration of RMB183 million (USD26.4 million). Loss on disposal amounted to RMB15.2 million (USD2.2 million) was recognized. Considerations amounted to RMB15.9 million (USD 2.0 million) have been collected as of June 30, 2017.
[2]	In the fourth quarter of 2016, Wide Wealth Hong Kong disposed all of the 55% equity interest indirectly held by the Company in Jiangxi JinkoSolar Engineering Co., Ltd. (“Jiangxi Jinko Engineering”) to Shangrao Kangsheng Technology Co., Ltd., a company incorporated with limited liability under the laws of the People’s Republic of China, formed by a buyer consortium led by Mr. Xiande Li, chairman of the board of directors of the Company for a total consideration of US$250 million. In conjunction, JinkoSolar Power repurchased all of its Series A, Series A-1 and Series A-2 redeemable convertible preferred shares (Note 8) with considerations of US$225 million from the preferred shareholders, while Wide Wealth Hong Kong agreed to transfer the 45% equity interest of Jiangxi Jinko Engineering to related entities of the preferred shareholders with a total consideration of US$225 million. These two transactions were net-settled as agreed with JinkoSolar Power, Wide Wealth Hong Kong and the preferred shareholders.
[3]	In the fourth quarter of 2016, JinkoSolar International Development Limited disposed Jinko Solar (Thailand) Co. Ltd (“Jinko Thailand”) with the consideration of RMB2.4 million (USD0.4 million). Loss of disposal amounted to RMB0.1 million (USD0.02 million) was recognized. Considerations associated with the transaction have all been collected as of June 30, 2017.